Payables and Other Current Liabilities - Composition of Payables And Other Current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 13,307	€ 13,868
Trade payables	8,095	8,457
Payables to suppliers of property, plant and equipment	3,019	3,237
Payables for spectrum acquisition	196	251
Other payables	1,081	1,092
Dividends pending payment	282	311
Associates and joint ventures payables (Note 10)	634	520
Other current liabilities	1,596	1,617
Contract liabilities (Note 23)	1,283	1,335
Deferred revenue	120	106
Advances received	193	176
Total	€ 14,903	€ 15,485